UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 99.9%
		Class 1 & 2 Funds: 29.2%^
	121,785	Alpine International Real Estate Equity Fund	$2,561,137
	497,370	Ariel Appreciation Fund1	16,985,193
	228,579	Dreyfus Mid-Cap Value Fund	5,954,489
	197,000	iShares MSCI BRIC Index Fund	8,082,910
	672,100	iShares MSCI Emerging Markets Index Fund	25,714,546
	131,506	Oppenheimer Global Opportunities Fund	3,432,299
	83,847	Oppenheimer International Growth Fund	2,005,627
	215,000	PowerShares QQQ Trust	9,199,850
	65,000	SPDR S&P Semiconductor	2,734,550
	129,000	Semiconductor HOLDRs	3,194,040
	145,884	Turner Midcap Growth Fund	3,826,537
	600,000	Vanguard Emerging Markets ETF	22,968,000
	178,067	Yacktman Focused Fund	2,820,579

		Total Class 1 & 2 Funds
		(Cost $102,970,679)	109,479,757

		Class 3 Funds: 70.7%^
	861,966	AllianceBernstein Large Cap Growth Fund*	19,058,069
	991,106	AllianceBernstein Small/Mid Cap Value Fund1	13,667,358
	589,982	Ariel Fund1	22,118,443
	40,735	Calamos Growth Fund*	1,824,507
	677,383	Dodge & Cox International Stock Fund	20,707,589
	483,777	Fidelity Dividend Growth Fund	11,020,448
	292,200	iShares Russell 1000 Growth Index Fund	13,911,642
	250,000	iShares Russell Mid Cap Value Index Fund	8,982,500
	208,947	Laudus International MarketMasters Fund	3,215,696
	350,587	Legg Mason Capital Management Value Fund	14,405,617
	755,761	Neuberger Berman Partners Fund	17,594,126
	462,001	Oakmark Fund	16,493,445
	1,399,658	Oakmark International Fund	22,786,426
	249,208	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)1	2,158,138
	777,000	Rydex S&P Equal Weight Fund	29,695,852
	138,500	SPDR S&P MidCap 400 ETF	17,658,750
	1,385,513	T. Rowe Price International Stock Fund	16,570,731
	863,124	Yacktman Fund	12,903,699

		Total Class 3 Funds
		(Cost $230,221,471)	264,773,036

		TOTAL INVESTMENT COMPANIES
		(Cost $333,192,150)	374,252,793

		SHORT-TERM INVESTMENT: 0.1%
	328,819	AIM STIT - Treasury Portfolio, 0.02%2	328,819

		TOTAL SHORT-TERM INVESTMENT
		(Cost $328,819)	328,819

		TOTAL INVESTMENTS: 100.0%
		(Cost $333,520,969)	374,581,612
		Other Assets in Excess of Liabilities: 0.0%	120,418
		NET ASSETS: 100.0%	$374,702,030

1	A portion of this security is considered illiquid. As of January 31, 2010, the total market value of securities considered illiquid was $9,737,113 or 2.6% of net assets.
2	Seven-day yield.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$334,423,553
Gross unrealized appreciation	43,510,475
Gross unrealized depreciation	(3,352,416)
Net unrealized appreciation	$40,158,059

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$374,252,793	$	---	$	---

Short-Term Investments	$328,819	$	---	$	---

Total Investments in Securities	$374,581,612	$	---	$	---

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 99.9%
		Class 1 & 2 Funds: 60.1%^
	45,674	Alpine International Real Estate Equity Fund	$960,523
	244,837	Ariel Appreciation Fund	8,361,185
	138,798	Delafield Fund	3,118,798
	214,785	Dreyfus Mid-Cap Value Fund	5,595,151
	115,000	iShares MSCI BRIC Index Fund	4,718,450
	373,700	iShares MSCI Emerging Markets Index Fund	14,297,762
	217,648	Oppenheimer Global Opportunities Fund	5,680,601
	91,035	Oppenheimer International Growth Fund	2,177,548
	57,700	PowerShares QQQ Trust	2,468,983
	42,000	SPDR S&P Semiconductor	1,766,940
	18,300	Semiconductor HOLDRs	453,108
	69,469	Turner Midcap Growth Fund	1,822,160
	382,400	Vanguard Emerging Markets ETF	14,638,272
	171,205	Yacktman Focused Fund	2,711,881

		Total Class 1 & 2 Funds
		Cost ($61,283,646)	68,771,362

		Class 3 Funds: 39.8%^
	173,580	AllianceBernstein Large Cap Growth Fund*	3,837,859
	210,325	AllianceBernstein Small/Mid Cap Value Fund	2,900,384
	120,987	Ariel Fund	4,535,810
	60,801	Dodge & Cox International Stock Fund	1,858,673
	50,312	Laudus International MarketMasters Fund	774,301
	168,129	Neuberger Berman Partners Fund	3,914,036
	88,399	Oakmark Fund	3,155,828
	245,134	Oakmark International Fund	3,990,787
	121,463	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	1,051,865
	203,300	Rydex S&P Equal Weight Fund	7,769,841
	30,600	SPDR S&P MidCap 400 ETF	3,901,500
	298,460	T. Rowe Price International Stock Fund	3,569,583
	281,792	Yacktman Fund	4,212,787

		Total Class 3 Funds
		Cost ($39,814,695)	45,473,254

		TOTAL INVESTMENT COMPANIES
		Cost ($101,098,341)	114,244,616

		SHORT-TERM INVESTMENT: 0.1%
	158,943	AIM STIT - Treasury Portfolio, 0.02%1	158,943

		TOTAL SHORT-TERM INVESTMENT
		Cost ($158,943)	158,943

		TOTAL INVESTMENTS: 100.0%
		Cost ($101,257,284)	114,403,559
		Liabilities in Excess of Other Assets: (0.0)%	(31,276)
		NET ASSETS: 100.0%	$114,372,283

1	Seven-day yield.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$101,257,284
Gross unrealized appreciation	14,113,944
Gross unrealized depreciation	(967,669)
Net unrealized appreciation	$13,146,275

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$114,244,616	$	---	$	---

Short-Term Investments	$158,943	$	---	$	---

Total Investments in Securities	$114,403,559	$	---	$	---

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 97.7%
		Class 3 Funds: 59.6%^
	126,592	AllianceBernstein Large Cap Growth Fund*	$2,798,955
	174,274	AllianceBernstein Small/Mid Cap Value Fund	2,403,239
	89,444	Ariel Fund	3,353,237
	28,124	Calamos Growth Fund	1,259,665
	98,106	Dodge & Cox International Stock Fund	2,999,114
	45,600	iShares Russell 1000 Growth Index Fund	2,171,016
	22,298	Legg Mason Capital Management Value Fund*	916,220
	95,183	Neuberger Berman Partners Fund	2,215,853
	63,954	Oakmark Fund	2,283,146
	199,183	Oakmark International Fund	3,242,698
	128,355	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	1,111,557
	75,200	Rydex S&P Equal Weight Fund	2,874,039
	18,000	SPDR S&P MidCap 400 ETF	2,295,000
	198,973	T. Rowe Price International Stock Fund	2,379,722
	125,065	Yacktman Fund	1,869,720

		Total Class 3 Funds
		Cost ($29,866,324)	34,173,181

		Class 4 Funds: 5.9%^
	58,874	Matthews Asian Growth & Income Fund	919,026
	87,780	Merger Fund	1,374,638
	28,927	Permanent Portfolio Fund	1,100,973

		Total Class 4 Funds
		Cost ($3,170,816)	3,394,637

		Class 5 Funds: 31.7%^
	111,411	Eaton Vance Floating Rate Fund	970,389
	192,437	Federated Ultrashort Bond Fund	1,758,876
	30,450	iShares Barclays 1-3 Year Treasury Bond Fund	2,545,925
	160,168	Loomis Sayles Bond Fund	2,147,856
	375,271	MainStay High Yield Corporate Bond Fund	2,131,539
	216,742	Metropolitan West Low Duration Bond Fund	1,770,779
	77,879	PIMCO Emerging Markets Bond Fund	805,272
	109,754	PIMCO Foreign Bond Fund (US Dollar-Hedged)	1,120,589
	67,982	PIMCO Total Return Fund	745,079
	214,549	Pioneer High Yield Fund	1,948,103
	118,910	Wells Fargo Ultra Short-Term Income Fund	1,004,786
	110,169	Western Asset Core Bond Fund	1,199,742

		Total Class 5 Funds
		Cost ($17,072,108)	18,148,935

		Inverse Funds & ETFs: 0.5%^
	6,350	ProShares UltraShort 20+ Year Treasury Fund*	298,894

		Total Inverse Funds & ETFs
		Cost ($303,752)	298,894

		TOTAL INVESTMENT COMPANIES
		Cost ($50,413,000)	56,015,647

		SHORT-TERM INVESTMENT: 1.8%
	363,682	AIM STIT - Treasury Portfolio, 0.02%1	363,682
	692,684	Fidelity Institutional Government Money Market Portfolio, 0.04%1	692,984

		TOTAL SHORT-TERM INVESTMENT
		Cost ($1,056,666)	1,056,666

		TOTAL INVESTMENTS: 99.5%
		Cost ($51,469,666)	57,072,313
		Other Assets in Excess of Liabilities: 0.5%	244,046
		NET ASSETS: 100.0%	$57,316,359

1	Seven-day yield.
*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

^	INVERSE FUNDS & ETFs Inverse funds attempt to provide returns that correlate to the inverse (opposite) of the daily price performance of the underlying index.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$51,490,029
Gross unrealized appreciation	5,965,510
Gross unrealized depreciation	(383,226)
Net unrealized appreciation	$5,582,284

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$56,015,647	$	---	$	---

Short-Term Investments	$1,056,666	$	---	$	---

Total Investments in Securities	$57,072,313	$	---	$	---

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 96.2%
		Class 4 Funds: 12.7%^
	231,211	Matthews Asian Growth & Income Fund	$3,609,189
	507,641	Merger Fund	7,949,663
	190,280	Permanent Portfolio Fund	7,242,055

		Total Class 4 Funds
		Cost ($17,512,054)	18,800,907

		Class 5 Funds: 82.3%^
	889,538	Eaton Vance Floating Rate Fund	7,747,872
	659,604	Federated Ultrashort Bond Fund	6,028,784
	742,116	FPA New Income Fund	8,148,430
	180,600	iShares Barclays 1-3 Year Treasury Bond Fund	15,099,966
	1,174,142	John Hancock Strategic Income Fund	7,338,387
	804,727	Loomis Sayles Bond Fund	10,791,390
	2,413,049	MainStay High Yield Corporate Bond Fund	13,706,116
	746,812	Metropolitan West Low Duration Bond Fund	6,101,453
	567,719	PIMCO Emerging Markets Bond Fund	5,870,218
	723,918	PIMCO Foreign Bond Fund (US Dollar-Hedged)	7,391,205
	686,556	PIMCO Total Return Fund	7,524,654
	1,454,177	Pioneer High Yield Fund	13,203,923
	92,914	Weitz Short-Intermediate Income Fund	1,136,336
	716,304	Wells Fargo Ultra Short-Term Income Fund	6,052,772
	520,112	Western Asset Core Bond Fund	5,664,015

		Total Class 5 Funds
		Cost ($114,094,887)	121,805,521

		Inverse Funds & ETFs: 1.2%^
	39,650	ProShares UltraShort 20+ Year Treasury Fund*	1,866,325

		Total Inverse Funds & ETFs
		Cost ($1,896,658)	1,866,325

		TOTAL INVESTMENT COMPANIES
		Cost ($133,503,599)	142,472,753

		SHORT-TERM INVESTMENT: 2.5%
	3,628,403	AIM STIT - Treasury Portfolio, 0.02%1	3,628,403

		TOTAL SHORT-TERM INVESTMENT
		Cost ($3,628,403)	3,628,403

		TOTAL INVESTMENTS: 98.7%
		Cost ($137,132,002)	146,101,156
		Other Assets in Excess of Liabilities: 1.3%	1,965,117
		NET ASSETS: 100.0%	$148,066,273

1	Seven-day yield.
*	Non-income producing.
^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

^	INVERSE FUNDS & ETFs Inverse funds attempt to provide returns that correlate to the inverse (opposite) of the daily price performance of the underlying index.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$137,201,095
Gross unrealized appreciation	8,992,255
Gross unrealized depreciation	(92,194)
Net unrealized appreciation	$8,900,061

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$142,472,753	$	---	$	---

Short-Term Investments	$3,628,403	$	---	$	---

Total Investments in Securities	$146,101,156	$	---	$	---

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 99.8%
		Class 1 & 2 Funds: 99.8%^
	36,800	Claymore/BNY Mellon BRIC ETF	$1,393,248
	31,100	iShares Dow Jones US Basic Materials Fund	1,702,725
	32,100	iShares Dow Jones US Technology Fund	1,684,929
	80,400	iShares MSCI Australia Index Fund	1,696,440
	25,950	iShares MSCI Brazil Index Fund	1,678,446
	41,300	iShares MSCI BRIC Index Fund	1,694,539
	90,700	iShares MSCI Emerging Markets Index Fund	3,470,182
	45,400	iShares MSCI Pacific ex-Japan Index Fund	1,733,372
	150,800	iShares MSCI Singapore Index Fund	1,625,624
	37,200	iShares MSCI South Korea Index Fund	1,690,368
	142,000	iShares MSCI Taiwan Index Fund	1,713,940
	40,900	iShares S&P Latin America 40 Index Fund	1,743,158
	41,100	Market Vectors Agribusiness Fund	1,687,977
	78,200	PowerShares QQQ Trust	3,346,178
	66,800	Semiconductor HOLDRs	1,653,968
	49,600	SPDR S&P Retail Fund	1,717,152
	91,450	Vanguard Emerging Markets Fund	3,500,706

		Total Class 1 & 2 Funds
		(Cost $33,900,747)	33,732,952

		TOTAL INVESTMENT COMPANIES
		(Cost $33,900,747)	33,732,952

		SHORT-TERM INVESTMENT: 0.0%
	876	AIM STIT - Treasury Portfolio, 0.02%1	876

		TOTAL SHORT-TERM INVESTMENT
		(Cost $876)	876

		TOTAL INVESTMENTS: 99.8%
		(Cost $33,901,623)	33,733,828
		Other Assets in Excess of Liabilities: 0.2%	59,562
		NET ASSETS: 100.0%	$33,793,390
1	Seven-day yield
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$33,984,347
Gross unrealized appreciation	1,118,388
Gross unrealized depreciation	(1,368,907)
Net unrealized depreciation	$(250,519)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$33,732,952	$	---	$	---

Short-Term Investments	$876	$	---	$	---

Total Investments in Securities	$33,733,828	$	---	$	---

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 99.9%
		Class 1 & 2 Funds: 29.1%^
	2,500	Claymore/BNY Mellon BRIC ETF	$94,650
	2,100	iShares Dow Jones US Basic Materials Fund	114,975
	2,300	iShares Dow Jones US Technology Fund	120,727
	5,500	iShares MSCI Australia Index Fund	116,050
	1,400	iShares MSCI Brazil Index Fund	90,552
	2,800	iShares MSCI BRIC Index Fund	114,884
	6,150	iShares MSCI Emerging Markets Index Fund	235,299
	3,470	iShares MSCI Pacific ex-Japan Index Fund	132,484
	11,300	iShares MSCI Singapore Index Fund	121,814
	2,700	iShares MSCI South Korea Index Fund	122,688
	9,900	iShares MSCI Taiwan Index Fund	119,493
	2,900	iShares S&P Latin America 40 Index Fund	123,598
	2,800	Market Vectors Agribusiness Fund	114,996
	5,700	PowerShares QQQ Trust	243,903
	4,700	Semiconductor HOLDRs	116,372
	3,600	SPDR S&P Retail Fund	124,632
	6,300	Vanguard Emerging Markets Fund	241,164

		Total Class 1 & 2 Funds
		(Cost $2,350,945)	2,348,281

		Class 3 Funds: 70.8%^
	16,350	Claymore/Sabrient Insider ETF	415,946
	22,700	Claymore/Zacks Multi-Asset Income Index ETF	398,158
	17,300	iShares Russell 1000 Growth Index Fund	823,653
	22,900	iShares Russell Mid Cap Value Index Fund	822,797
	59,600	PowerShares International Dividend Achievers Portfolio	805,196
	32,150	Rydex S&P Equal Weight Fund	1,228,728
	9,500	SPDR S&P MidCap 400 ETF	1,211,250

		Total Class 3 Funds
		(Cost $5,600,609)	5,705,728

		TOTAL INVESTMENT COMPANIES
		(Cost $7,951,554)	8,054,009

		SHORT-TERM INVESTMENT: 0.3%
	25,528	AIM STIT - Treasury Portfolio, 0.02%1	25,528

		TOTAL SHORT-TERM INVESTMENT
		(Cost $25,528)	25,528

		TOTAL INVESTMENTS: 100.2%
		(Cost $7,977,082)	8,079,537
		Liabilities in Excess of Other Assets: (0.2)%	(14,864)
		NET ASSETS: 100.0%	$8,064,673

1	Seven-day yield.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$7,987,680
Gross unrealized appreciation	351,384
Gross unrealized depreciation	(259,527)
Net unrealized appreciation	$91,857

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$8,054,009	$	---	$	---

Short-Term Investments	$25,528	$	---	$	---

Total Investments in Securities	$8,079,537	$	---	$	---

FundX Tactical Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 75.1%
		Class 1 & 2 Funds: 16.7%^
	115,870	iShares MSCI Emerging Markets Index Fund2	$4,433,186
	48,000	Vanguard Emerging Markets Fund2	1,837,440

		Total Class 1 & 2 Funds
		(Cost $5,835,375)	6,270,626

		Class 3 Funds: 58.4%^
	100,594	AllianceBernstein Small/Mid Cap Value Fund	1,387,188
	42,853	Ariel Fund	1,606,575
	54,800	Claymore/Sabrient Insider Fund	1,394,117
	79,200	Claymore/Zacks Multi-Asset Income Fund	1,389,168
	36,602	Dodge & Cox International Stock Fund	1,118,929
	39,570	Oakmark Fund	1,412,654
	97,791	Oakmark International Fund	1,592,036
	132,516	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	1,147,589
	49,654	Rydex S&P Equal Weight Fund	1,897,706
	50,200	SPDR S&P MidCap 400 ETF2	6,400,500
	92,592	T. Rowe Price International Stock Fund	1,107,402
	94,170	Yacktman Fund	1,407,841

		Total Class 3 Funds
		(Cost $19,715,540)	21,861,705

		TOTAL INVESTMENT COMPANIES
		(Cost $25,550,915)	28,132,331

Contracts (100 shares per contract)			Value
		PURCHASED OPTIONS: 3.8%
		Put Options: 3.8%
	640	iShares MSCI Emerging Markets Index Fund, Expiration 2/20/10, Strike Price $38*	64,640
	1,785	SPDR S&P 500 ETF, Expiration 2/20/10, Strike Price $111*	794,325
	1,800	SPDR S&P 500 ETF, Expiration 2/20/10, Strike Price $109*	549,000

		TOTAL PURCHASED OPTIONS
		(Cost $901,322)	1,407,965

Shares			Value
		SHORT-TERM INVESTMENT: 15.0%
	5,640,070	AIM STIT - Treasury Portfolio, 0.02%1	5,640,070

		TOTAL SHORT-TERM INVESTMENT
		(Cost $5,640,070)	5,640,070

		TOTAL INVESTMENTS: 93.9%
		(Cost $32,092,307)	35,180,366
		Other Assets in Excess of Liabilities: 6.1%	2,304,179
		NET ASSETS: 100.0%	$37,484,545

CALL OPTIONS WRITTEN
Contracts (100 shares per contract)			Value
	320	iShares MSCI Emerging Markets Index Fund, Expiration 2/20/10, Strike Price $41	$(7,040)
	795	iShares MSCI Emerging Markets Index Fund, Expiration 2/20/10, Strike Price $40	(35,775)
	235	SPDR S&P MidCap 400 ETF, Expiration 2/20/10, Strike Price $138	(2,350)
	265	SPDR S&P MidCap 400 ETF, Expiration 2/20/10, Strike Price $136	(11,925)
	110	Vanguard Emerging Markets Fund, Expiration 2/20/10, Strike Price $42	(2,200)
	220	Vanguard Emerging Markets Fund, Expiration 2/20/10, Strike Price $41	(5,500)

		TOTAL CALL OPTIONS WRITTEN
		(Premiums received $202,588)	$(64,790)

1	Seven-day yield.
2	Held in connection with open written call options.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$33,159,137
Gross unrealized appreciation	2,392,170
Gross unrealized depreciation	(370,941)
Net unrealized appreciation	$2,021,229

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$28,132,331	$	---	$	---

Purchased Options	$1,407,965	$	---	$	---

Short-Term Investments	$5,640,070	$	---	$	---

Total Investments in Securities	$35,180,366	$	---	$	---

Written Options	$(64,790)	$	---	$	---

FundX Tactical Total Return Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares			Value
		INVESTMENT COMPANIES: 82.8%
		Class 1 & 2 Funds: 10.0%^
	13,130	iShares MSCI Emerging Markets Index Fund2	$502,354
	5,300	Vanguard Emerging Markets Fund2	202,884

		Total Class 1 & 2 Funds
		(Cost $719,416)	705,238

		Class 3 Funds: 33.9%^
	3,854	AllianceBernstein Large Cap Growth Fund*	85,210
	10,971	AllianceBernstein Small/Mid Cap Value Fund	151,286
	4,798	Ariel Fund	179,867
	5,820	Claymore/Sabrient Insider Fund	148,061
	8,400	Claymore/Zacks Multi-Asset Income Fund	147,336
	4,231	Dodge & Cox International Stock Fund	129,333
	3,480	Oakmark Fund	124,242
	11,022	Oakmark International Fund	179,436
	15,406	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	133,413
	5,622	Rydex S&P Equal Weight Fund	214,865
	5,300	SPDR S&P MidCap 400 ETF2	675,750
	10,878	T. Rowe Price International Stock Fund	130,102
	5,579	Yacktman Fund	83,409

		Total Class 3 Funds
		(Cost $2,278,856)	2,382,310

		Class 4 Funds: 4.8%^
	6,050	Matthews Asian Growth & Income Fund	94,442
	8,429	Merger Fund	132,001
	2,825	Permanent Portfolio Fund	107,506

		Total Class 4 Funds
		(Cost $314,598)	333,949

		Class 5 Funds: 33.6%^
	18,970	Eaton Vance Floating Rate Fund	165,231
	27,368	Federated Ultrashort Bond Fund	250,140
	16,103	FPA New Income Fund	176,813
	2,050	iShares Barclays 1-3 Year Treasury Bond Fund	171,401
	15,136	John Hancock Strategic Income Fund	94,753
	16,053	Loomis Sayles Bond Fund	215,272
	37,871	MainStay High Yield Corporate Bond Fund	215,110
	25,002	Metropolitan West Low Duration Bond Fund	204,269
	8,188	PIMCO Emerging Markets Bond Fund	84,667
	14,803	PIMCO Foreign Bond Fund (US Dollar-Hedged)	151,137
	10,489	PIMCO Total Return Fund	114,959
	18,429	Pioneer High Yield Fund	167,333
	23,847	Wells Fargo Ultra Short-Term Income Fund	201,511
	13,326	Western Asset Core Bond Fund	145,120

		Total Class 5 Funds
		(Cost $2,247,105)	2,357,716

		Inverse Funds & ETFs: 0.5%^
	800	ProShares UltraShort 20+ Year Treasury Fund*	37,656

		Total Inverse Funds & ETFs
		Cost ($38,268)	37,656

		TOTAL INVESTMENT COMPANIES
		(Cost $5,598,243)	5,816,869

Contracts (100 shares per contract)			Value
		PURCHASED OPTIONS: 2.2%
		Put Options: 2.2%
	70	iShares MSCI Emerging Markets Index Fund, Expiration 2/20/10, Strike Price $38*	7,070
	195	SPDR S&P 500 ETF, Expiration 2/20/10, Strike Price $111*	86,775
	200	SPDR S&P 500 ETF, Expiration 2/20/10, Strike Price $109*	61,000

		TOTAL PURCHASED OPTIONS
		(Cost $103,274)	154,845

Shares			Value
		SHORT-TERM INVESTMENT: 10.5%
	733,788	AIM STIT - Treasury Portfolio, 0.02%1	733,788

		TOTAL SHORT-TERM INVESTMENT
		(Cost $733,788)	733,788

		TOTAL INVESTMENTS: 95.5%
		(Cost $6,435,305)	6,705,502
		Other Assets in Excess of Liabilities: 4.5%	319,244
		NET ASSETS: 100.0%	$7,024,746

CALL OPTIONS WRITTEN
Contracts (100 shares per contract)			Value
	40	iShares MSCI Emerging Markets Index Fund, Expiration 2/20/10, Strike Price $41	$(880)
	65	iShares MSCI Emerging Markets Index Fund, Expiration 2/20/10, Strike Price $40	(2,925)
	15	SPDR S&P MidCap 400 ETF, Expiration 2/20/10, Strike Price $138	(150)
	15	SPDR S&P MidCap 400 ETF, Expiration 2/20/10, Strike Price $136	(675)
	10	Vanguard Emerging Markets Fund, Expiration 2/20/10, Strike Price $42	(200)
	40	Vanguard Emerging Markets Fund, Expiration 2/20/10, Strike Price $41	(1,000)

		TOTAL CALL OPTIONS WRITTEN
		(Premiums received $17,289)	$(5,830)

1	Seven-day yield.
2	Held in connection with open written call options.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

^	INVERSE FUNDS & ETFs Inverse funds attempt to provide returns that correlate to the inverse (opposite) of the daily price performance of the underlying index.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows+:

Cost of investments	$6,465,935
Gross unrealized appreciation	289,213
Gross unrealized depreciation	(49,646)
Net unrealized appreciation	$239,567

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010.

	Level 1	Level 2		Level 3
Investment Companies	$5,816,869	$	---	$	---

Purchased Options	$154,845	$	---	$	---

Short-Term Investments	$733,788	$	---	$	---

Total Investments in Securities	$6,705,502	$	---	$	---

Written Options	$(5,830)	$	---	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date   March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date   March 25, 2010

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   March 22, 2010

*	Print the name and title of each signing officer under his or her signature.